Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	MORGAN CREEK SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001559098
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2016
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Morgan Creek Tactical Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MORGAN CREEK TACTICAL ALLOCATION FUND - SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income).
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Morgan Creek Tactical Allocation Fund. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions: Class A Shares” on page 18 of the prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2016
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2016, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	228.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Morgan Creek Tactical Allocation Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invested $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects the contractual fee waivers and reimbursements through July 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses, assuming you sold your shares at the end of each period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Expenses, assuming you kept your shares
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve the Fund’s investment objective, Morgan Creek Capital Management, LLC (the “Adviser”) incorporates a broad set of global strategies that allow for the tactical allocation of Fund assets across multiple markets, asset classes, geographies and sectors in response to changing market and economic conditions. The Fund invests in an actively managed portfolio of global securities with the goal of achieving a lower level of volatility than traditional equity benchmarks. This broad diversification enables an opportunistic approach to investing the Fund’s assets and attempts to mitigate overall portfolio risk by limiting the impact of any single investment decision on the Fund’s total return, while attempting to reduce correlation to traditional assets. Allocation decisions are driven by the Adviser’s views on various macroeconomic conditions, including, but not limited to, corporate profits, interest rates, inflation, demographic trends, sovereign debt levels and the outlook for global capital markets. The Adviser may allocate portfolio holdings across asset classes and investment strategies at its discretion and without limitations. The Fund’s weighting in international securities (i.e., securities issued by corporations and other entities that are located, headquartered, incorporated or otherwise organized outside the U.S.) will exceed 40% of the portfolio assets under normal economic conditions (however, the Adviser may determine that conditions warrant a lower level of exposure). In extreme market conditions, portfolio holdings may move to a more defensive posture and the allocations may differ significantly from those described above. The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or for investment purposes, which may result in realized appreciation or depreciation subject to the increase or decline in value of securities not owned by the Fund. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 33 1/3% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

The Fund may purchase shares of various exchange-traded index funds (“ETFs”), on an exchange or in creation unit aggregations, to provide exposure to foreign equity securities and fixed income securities, and short-selling of securities, including short-selling of ETFs, as principal investment strategies.

Under normal circumstances, the Fund’s portfolio contains equity securities and may contain a mix of equity and fixed income securities. However, at certain times, the market environment may dictate that the Fund emphasize equities or bonds, or may require the use of other securities, including, but not limited to, participatory notes or other structured notes and cash equivalents. In such cases, the Fund may have a significant or substantially all of its assets invested in equity or fixed-income securities.

Equity investments may be made in domestic, international and emerging markets and may include common stock, preferred stock, convertible securities, warrants, ETFs and mutual funds focused on equity securities. Also, the Fund may invest up to 50% of its assets in options, futures and convertible securities. Investments in foreign securities may include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Fixed income investments will be made in domestic, international and emerging markets, and may include debt instruments issued by governments, agencies or corporations that may have varying maturities, fixed rate and floating rate instruments, structured notes, bank loans, inflation-linked bonds and distressed securities. Fixed income investments may be denominated in various currencies. The Fund may buy and sell futures contracts and options on those futures contracts. The Fund’s investment strategies may result in a portfolio turnover rate in excess of 150% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund, any one of which could adversely affect the Fund’s NAV and total return, are set forth below.

Allocation Risk. The Fund could lose money as a result of less than optimal or poor asset allocation decisions.

Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Credit Risk. It is possible that the issuer of a security will not be able to make payments of interest and principal when due or may default on its obligations.

Cyber security Risk. Information and technology systems relied upon by the Fund, the Adviser, a Fund’s service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Fluctuations in the values of derivative instruments may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. To the extent the judgment of the Adviser as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Distressed Company Risk. Securities of distressed companies are speculative in nature and involve substantial risks. Distressed companies are also subject to greater levels of issuer, credit, and liquidity risk than a portfolio that does not invest in such securities.

Emerging Market Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Equity Securities Risk. Equity securities may experience significant volatility and in certain periods may significantly underperform other types of securities. An adverse event may depress the price of a particular equity security. Prices of equity securities in general are sensitive to general movements in the stock markets and may fluctuate for many reasons, including investor perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting issuers occur.

Exchange-Traded Funds Risk. Investments in an ETF generally present the same primary risks as investments in a conventional fund, which is not exchange-traded. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreased in stock prices) halts stock trading generally.

Fixed Income Securities Risk. The value of fixed income securities in which the Fund invests could be affected by the credit quality of the issuer and interest rate fluctuations. When interest rates decline, the value of fixed rate securities can be expected to rise. Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline.

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Securities Risk. Foreign equity securities, including ADRs, involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including fluctuations in the rate of exchange between currencies and costs associated with currency conversion, market liquidity, and uncertain political and legal government policies that may restrict the Fund’s investment opportunities. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. In addition, brokerage and transactions costs are generally higher for foreign securities than for U.S. investments.

Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Investment Company Risk. An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds. To the extent that the Fund is invested in underlying funds, including ETFs and open- and closed-end mutual funds, the Fund’s performance will be closely related to the risks associated with the securities and other investments held by the underlying funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the underlying funds to achieve their investment objectives.

Initial Public Offering (“IPO”) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability remain uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Leverage Risk. Certain transactions of the Fund, such as investment in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, the Adviser will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligation to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities.

Mid-Sized and Smaller Company Risk. Securities of medium and small capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources.

Options and Futures Risk. Depending on the change in value of the security between the time when the Fund enters into and closes out a future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the security will not correlate precisely with changes in the value of the security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the security.

Participatory Notes. Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. The Fund is subject to the risk that the issuer of the participatory note is unable or refuses to perform under the terms of the participatory note. In addition, participatory notes are not traded on exchanges, are privately issued and may be illiquid.

Private Investment Fund Risk. Investment in private investment funds involves the same types of risks associated with an investment in any operating company. However, securities issued by private investment funds may be more illiquid than securities issued by other funds generally because the private funds’ underlying investments tend to be less liquid than other types of investments.

Sector Risk. The Fund will be exposed to the additional risks associated with its investments in companies of particular sectors such as consumer discretionary, industrials and information technology. There is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market.

Short Sale Risk. A short sale of a security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it may be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value resulting in a loss. The seller of a short position generally realizes profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When making a short sale on a security, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. To the extent the Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund’s performance. Also, there is the risk that the counterparty to the short sale may fail to honor its contract terms, resulting in a loss to the Fund.

Short-Term Investments Risk. The value of the Fund’s investment in short-term interest-bearing investments will vary from day-to-day, depending on short-term interest rates.

Structured Securities Risk. Structured securities (also called "structured notes"), including participatory notes, are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the past calendar year. The table shows how the Fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The blended benchmark reflects a portfolio of 70% of the MSCI ACWI, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, and 30% of the Barclays Aggregate Bond Index, which is a composite index made up of the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, which includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $100 million. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent any limitation of the Fund’s expenses, total returns would be lower. Index returns are since the inception of the Class I shares.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at http://www.morgancreekfunds.com/morgan-creek-funds/morgan-creek-tactical-allocation-mutual-fund-5/ or by calling 1-855-623-8637.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-855-623-8637
Performance, Availability at Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.morgancreekfunds.com/morgan-creek-funds/morgan-creek-tactical-allocation-mutual-fund-5/
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart, Closing	rr_BarChartClosingTextBlock

* The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2016 was -5.61%.

Best and Worst Quarter Results

During the periods shown in the Chart for the Fund

(unaudited)

Best Quarter		Worst Quarter
5.29%	03/31/2014	-13.16%	9/30/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the six months
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	(5.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.16%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to us the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to us the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Class I shares.

Morgan Creek Tactical Allocation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGTX
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense On Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.85%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.52%
Total Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	3.06%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 866
3 Years	rr_ExpenseExampleYear03	1,564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,167
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	866
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,564
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,282
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,167
1 Year	rr_AverageAnnualReturnYear01	(14.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2013
Morgan Creek Tactical Allocation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCGTX
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense On Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.85%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.52%
Total Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.33%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	3.81%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 483
3 Years	rr_ExpenseExampleYear03	1,265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,448
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	383
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,448
Morgan Creek Tactical Allocation Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGTX
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense On Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.85%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.52%
Total Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.81%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,587
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	284
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	976
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,691
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,587
Annual Return 2013	rr_AnnualReturn2013	7.90%
Annual Return 2014	rr_AnnualReturn2014	(4.64%)
Annual Return 2015	rr_AnnualReturn2015	(14.57%)
1 Year	rr_AverageAnnualReturnYear01	(14.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 2013
Morgan Creek Tactical Allocation Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.69%)
Morgan Creek Tactical Allocation Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.12%)
Morgan Creek Tactical Allocation Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 2013
Morgan Creek Tactical Allocation Fund | Blended Benchmark (70% MSCI ACWI/30% Barclays Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 2013

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value ("NAV") for $1 million or more that are subsequently redeemed within 12 months of purchase.
[2]	For the period January 1, 2016 to March 31, 2016, the Adviser voluntarily reduced the management fee to 0.25%.
[3]	The Adviser has contractually agreed to limit the expenses of the Fund through July 31, 2017, to 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I of the Fund's average daily net assets. The Adviser will pay all expenses, excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs, any Rule 12b-1 fees and extraordinary expenses, in excess of such limitation. The Adviser may not terminate this arrangement without the approval of the Board of Trustees prior to July 31, 2017.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement excluding Acquired Fund Fees and Expenses would be 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I.
[5]	Class C shares are subject to a CDSC of 1.00% for redemptions within twelve months of investing.